Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5 – RELATED PARTY TRANSACTIONS
Founder Shares
On February 3, 2022, the Company issued an aggregate of 2,156,250 founder shares to the Sponsor in exchange for a payment of $25,000 from the Sponsor for deferred offering costs. In March 2022, the Sponsor transferred 20,000 founder shares to the Chief Financial Officer of the Company and 110,000 founder shares to certain members of the Company’s board of directors. On May 23, 2022, 93,750 founder shares were forfeited by the Sponsor as the underwriters did not exercise their over-allotment option on the remaining 375,000 Public Units (see Note 6), resulting in the Sponsor holding a balance of 1,932,500 founder shares.
The founder shares are identical to the Class A ordinary shares included in the units sold in the IPO, except that the founder shares will automatically convert into Class A ordinary shares at the time of the Company’s initial Business Combination (see Note 7). Also, the Sponsor and each member of the Company’s management team have entered into an agreement with the Company, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and Public Shares held by them.
The Sponsor and the Company’s directors and executive officers have agreed not to transfer, assign or sell any of their founder shares until the earlier of (A) one year after the completion of an initial Business Combination and (B) subsequent to the Company’s initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after an initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all Public Shareholders having the right to exchange their Public Shares for cash, securities or other property. Any permitted transferees would be subject to the same restrictions and other agreements of the Sponsor and the Company’s directors and executive officers with respect to any founder shares.
The sale of the founder shares to the Company’s Chief Financial Officer and to certain members of the Company’s board of directors is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 130,000 shares granted to the Company’s directors and executive officers was $1,005,964 or $7.74 per share. The founder shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the founder shares is recognized only when the performance condition is of probable occurrence under the applicable accounting literature in this circumstance. As of December 31, 2024, the Company determined that a Business Combination is not considered probable until it occurs and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of founder shares times the fair value per share at the grant date (unless subsequently modified) less the amount initially received for the purchase of the founder shares.
In connection with the execution and delivery of the Merger Agreement, the Sponsor and Scilex entered into a Sponsor Interest Purchase Agreement (the “SIPA”) dated August 30, 2024 (the “Signing Date”). Pursuant to the

SIPA, Scilex agreed to purchase 500,000 Class B ordinary shares, par value $0.0001 per share (the “Purchased Interests”), of the Company that are currently held by the Sponsor. The aggregate consideration for the purchase and sale of the Purchased Interests is as follows: (i) $2,000,000 (the “Cash Consideration”) and (ii) 300,000 shares of common stock, par value $0.0001 per share, of Scilex (the “Scilex Shares”). Pursuant to the SIPA, Scilex has paid the Cash Consideration on the Signing Date and has agreed to issue the Scilex Shares to the Sponsor contingent upon and following the occurrence of the Effective Time. The Purchased Interests will convert automatically, on a one-for-one basis, into one New Semnur Common Share at the effective time of the Domestication pursuant to the terms of the Merger Agreement.
On August 30, 2024, Scilex paid the Cash Consideration under the SIPA, and on September 3, 2024, the Sponsor transferred 500,000 Class B Ordinary Shares to Scilex. The Company accounted for the SIPA in accordance with Staff Accounting Bulletin Topic 5T (“SAB Topic 5T”). The Company determined the SIPA represents a transfer of economic value that benefit to the Company as the SIPA is executed on the closing of the Merger that was contemplates by the Merger Agreement. According to SAB Topic 5T, if the Sponsor is settling an obligation or expense on behalf of the Company through a transfer of shares or other consideration, the fair value of the shares transferred less the consideration received would be recognized as an expense by the Company.
The Company estimated the fair value of the Company’s 500,000 Class B ordinary shares on September 3, 2024 transferred to Scilex by the Sponsor, which was less than the $2,000,000 Cash Consideration plus the fair value of 300,000 Scilex Shares. The Company determined that the 500,000 Class B ordinary shares were sold at premium and no expense should be recorded.
Working Capital Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, may, but are not obligated to, provide the Company Working Capital Loans. If the Company completes a Business Combination, it would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that a Business Combination does not close the Company may use a portion of proceeds held outside of the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used for such repayment.
The Working Capital loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit. On April 11, 2023, the Company issued the Convertible Promissory Note in the total principal amount of up to $825,000 to the Sponsor. The Convertible Promissory Note bears an interest accruing on the unpaid and outstanding total principal amount at the lowest short-term Applicable Federal Rate as in effect on the date thereof and is payable in arrears on the Maturity Date. Interest will be calculated on the basis of a
365-day
year and the actual number of days elapsed, to the extent permitted by applicable law. The Convertible Promissory Note was issued with an initial principal balance of $412,500. The Sponsor has further lent loans in the aggregate amount of $430,000 on July 18, 2023, October 12, 2023 and December 29, 2023. On December 29, 2023 the Company and Sponsor agreed that, in addition to the Initial Principal Amount, the Company may request an additional aggregate amount of up to $157,500, which may be drawn down in one or more tranches at any time prior to the Maturity Date, raising the total limit up to $1,000,000. On April 2, 2024, the Company and Sponsor agreed that, in addition to the Initial Principal Amount, the Company may request an additional aggregate amount of up to $186,800, which may be drawn down in one or more tranches at any time prior to the Maturity Date raising the total limit up to $1,200,000. On January 24, 2025, the Company and Sponsor agreed that, in addition to the Initial Principal Amount, the Company may request an additional aggregate amount of up to $591,800, which may be drawn down in one or more tranches at any time prior to the Maturity Date, raising the total limit up to $2,000,000. The Sponsor further lent an aggregate of $565,700 to the Company against the Convertible Promissory Note during the year ended December 31, 2024. As of December 31, 2024, there was an amount of $1,408,200 outstanding under Working Capital Loans in the form of the Convertible Promissory Note issued to Sponsor. Further, an amount of $74,555 with interest at 4.86% on the amount borrowed from the Sponsor was recognized as accrued interest expense – related party as of December 31, 2024.
On July 10, 2024, the Company issued Convertible Promissory Note 2 in the total principal amount of up to $180,000 to Sponsor. The Convertible Promissory Note 2 was issued with an initial principal balance of $15,037, with the remaining $164,963 drawable at the Company’s request and upon the consent of the Sponsor prior to the maturity of the Convertible Promissory Note 2.